UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-5086

				    Churchill Tax-Free Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	12/31/03

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

[Logo of the Churchill Tax-Free Fund of Kentucky: a standing pegasus in a circle]

               SERVING KENTUCKY INVESTORS FOR MORE THAN 15 YEARS

                      CHURCHILL TAX-FREE FUND OF KENTUCKY

                                 ANNUAL REPORT

                             MANAGEMENT DISCUSSION


     2003 was a year in which both bonds and stocks prospered - a phenomenon not seen too often. Last year saw the equity market finally rise out of the doldrums and produce positive 12-month returns. The Federal Reserve maintained historically low short-term interest rates at levels not seen in over 40 years. And, as we begin 2004, it too promises to be just as eventful: the United States continues postwar operations in Iraq; Libya and North Korea have both discussed dismantling their state-run nuclear programs; the planet Mars currently has two "visitors" from Earth exploring its surface; and the battle for the White House begins in earnest, with the presidential election coming in November.

     Last year, inflation again remained in check. As measured by the Producer Price Index (PPI), inflation rose 4.0%. The "Core PPI" (PPI minus food and energy costs) rose only 1.0% in 2003. The "Core CPI" (CPI minus food and energy) rose only 1.1%, the lowest increase since the 1960's. The Consumer Price Index
(CPI) rose 1.9% in 2003. The best overall measure of the nation's economic health - the Gross Domestic Product (GDP) is expected to have risen approximately 4.6% in 2003, versus 2.4% in 2002. The Federal Reserve continued to keep interest rates at historical lows, hoping to spur an economic recovery. The national unemployment rate has recently shown signs of turning around, based on a December 2003 unemployment rate of 5.7% vs. levels in excess of 6.0% earlier in the year.

     2003 marked the first time in four years that stocks provided investors with positive year-end results. The Dow Jones Industrial Average rose 28.29% last year. Other measures of equity performance fared even better: the S & P 500 closed up 28.68%; and the NASDAQ Composite Index soared 50.77%! We are proud to report that Churchill Tax-Free Fund of Kentucky provided Class A shareholders with a positive total rate of return of 4.50% in 2003.

     Individual states - Kentucky included - have not been able to avoid the effects of the sustained slowdown in the national economy. Budget deficits are being forecasted in nearly all fifty states for 2004 and 2005. While not nearly as massive as other states, Kentucky's economic challenges are formidable. With the first Republican administration in Frankfort since Louie Nunn, the pressure will be on first-term Governor Fletcher to return the Commonwealth to the prosperity "to which we have become accustomed". Budget cuts with no tax increases will certainly be stressful on the citizens of Kentucky. In light of the state's overall weaker economy, we should expect to see "lighter" new bond issuance. As long as interest rates remain low, we can, however, expect to see municipalities refinancing their higher-cost debt. In the meantime, demand for quality Kentucky tax-free bonds remains strong.

     The investment objective of Churchill Tax-Free Fund of Kentucky is to provide as high a level of triple tax-exempt current income as is consistent with the preservation of capital. We seek to continually, and successfully, address this objective by adhering to a discipline of solid fundamental, conservative portfolio management ideals. The Fund continues to maintain an average credit quality of "AA", with no bonds rated less than "A". Our "laddered" maturity structure helps us manage price volatility. The Fund has an average life of approximately 14.0 years and a duration of approximately 5.0 years. We maintain a well-diversified portfolio of over 180 different Kentucky issues.

     We are optimistic about the prospects for the U.S. economy in 2004, and will continue to watch for any signs of rising inflation. It is going to take continued vigilance by the Federal Reserve to revive and re-energize our economy without driving up interest rates over the course of 2004. To address these concerns, we will seek to "stay the course" and manage the portfolio by taking advantage of opportunities in the Kentucky marketplace that are consistent with the investment objectives of the Fund.

PERFORMANCE REPORT

     The following graph illustrates the value of $10,000 invested in the Class A shares of Churchill Tax-Free Fund of Kentucky for the 10-year period ended December 31, 2003 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

[Graphic of a line chart with the following information:]

   Lehman Brothers
Quality Intermediate                              Fund's Class A Shares
Municipal Bond Index       With Sales Charge       Without Sales Charge      Cost of Living Index
      $10,000                   $ 9,600                  $10,000                    $10,000
      $ 9,727                   $ 9,274                  $ 9,664                    $10,267
      $11,069                   $10,528                  $10,971                    $10,528
      $11,541                   $11,007                  $11,470                    $10,878
      $12,386                   $11,873                  $12,372                    $11,063
      $13,129                   $12,475                  $13,000                    $11,241
      $13,167                   $12,287                  $12,804                    $11,543
      $14,303                   $13,312                  $13,872                    $11,934
      $15,092                   $13,850                  $14,433                    $12,119
      $16,485                   $14,924                  $15,552                    $12,407
      $17,250                   $15,684                  $16,344                    $12,641

                                              AVERAGE ANNUAL TOTAL RETURN
                                          FOR PERIODS ENDED DECEMBER 31, 2003
                                        ---------------------------------------
                                                                        SINCE
                                        1 YEAR   5 YEARS   10 YEARS   INCEPTION
                                        ------   -------   --------   ---------
Class A (5/21/87)
   With Sales Charge ................    0.36%    3.81%      4.60%       6.32%
   Without Sales Charge .............    4.50%    4.66%      5.04%       6.58%
Class C (4/1/96)
   With CDSC ........................    2.62%    3.77%       n/a        4.51%
   Without CDSC .....................    3.62%    3.77%       n/a        4.51%
Class Y (4/1/96)
   No Sales Charge ..................    4.65%    4.81%       n/a        5.53%
Class I (8/6/01)
   No Sales Charge ..................    4.33%     n/a        n/a        5.34%
Lehman Index ........................    4.64%    5.61%      5.60%       6.56% (Class A)
                                         4.64%    5.61%       n/a        5.92% (Class C&Y)
                                         4.64%     n/a        n/a        6.16% (Class I)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class I and Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each classes' income may be subject to federal and state income taxes. Past performance is not predictive of future investment results.

[Logo of KPMG LLP: four solid rectangles with the letters KPMG in front of them]

                          INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Churchill Tax-Free Fund of Kentucky:

     We have audited the accompanying statement of assets and liabilities of Churchill Tax-Free Fund of Kentucky, including the statement of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. As to securities sold but not yet delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Churchill Tax-Free Fund of Kentucky as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                                        KPMG LLP

New York, New York
February 13, 2004

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 2003

                                                                       RATING
   FACE                                                               MOODY'S/
  AMOUNT     GENERAL OBLIGATION BONDS (1.3%)                             S&P         VALUE
----------   ------------------------------------------------------   --------   ------------
             Bowling Green, Kentucky
$  200,000      5.300%, 06/01/18 ..................................    Aa3/NR    $    217,500
             Lexington-Fayette Urban County, Kentucky
                Government Project Unlimited Tax
   125,000      5.000%, 12/01/15 ..................................    Aa2/AA+        135,313
   340,000      5.150%, 12/01/17 ..................................    Aa2/AA+        366,775
             Louisville, Kentucky Unlimited Tax
 2,205,000      5.000%, 10/01/21 FGIC Insured .....................    Aaa/AAA      2,315,250
             Warren County, Kentucky Judicial Unlimited Tax
   345,000      5.100%, 09/01/17 AMBAC Insured ....................    Aaa/NR         373,463
   365,000      5.150%, 09/01/18 AMBAC Insured ....................    Aaa/NR         393,744
                                                                                 ------------
                   Total General Obligation Bonds .................                 3,802,045
                                                                                 ------------

             REVENUE BONDS (97.0%)
             ------------------------------------------------------

             STATE AGENCIES (35.6%)
             ------------------------------------------------------
             Kentucky Area Development District Financing
   500,000      5.000%, 12/01/23 LOC Wachovia Bank ................     NR/AA         513,125
             Kentucky Infrastructure Authority
 1,000,000      5.250%, 06/01/12 ..................................    Aa3/A+       1,118,750
   635,000      5.250%, 06/01/12 ..................................    Aa3/A+         691,356
 2,740,000      5.250%, 06/01/14 ..................................    Aa3/A+       3,037,975
 1,500,000      5.375%, 02/01/18 ..................................     NR/A-       1,519,515
             Kentucky Local Correctional Facilities Construction
                Authority
 6,355,000      5.500%, 11/01/14 FSA Insured ......................    Aaa/AAA      6,691,497
             Kentucky Rural Economic Development Authority
 3,110,000      7.250%, 06/01/17 LOC Bank One AMT .................     NR/A+       3,169,557
             Kentucky State Property and Buildings Commission
 3,000,000      6.250%, 09/01/07 MBIA Insured .....................    Aaa/AAA      3,442,500
   220,000      6.000%, 09/01/08 ..................................    Aa3/A+         253,825
   500,000      5.500%, 11/01/09 AMBAC Insured ....................    Aaa/AAA        543,750
 4,000,000      5.375%, 02/01/14 FSA Insured ......................    Aaa/AAA      4,550,000
   400,000      5.250%, 10/01/14 ..................................    Aa3/A+         442,500
 3,250,000      5.625%, 09/01/15 ..................................    Aa3/A+       3,688,750
   460,000      5.125%, 09/01/15 ..................................    Aa3/A+         501,400
             Kentucky State Property and Buildings Commission
                (continued)
$  100,000      5.375%, 05/01/16 MBIA Insured .....................    Aaa/AAA   $    110,375
 6,500,000      5.375%, 08/01/16 FSA Insured ......................    Aaa/AAA      7,239,375
 3,905,000      5.125%, 09/01/16 ..................................    Aa3/A+       4,212,519
 5,000,000      5.250%, 10/01/16 ..................................    Aa3/A+       5,462,500
 1,100,000      5.000%, 11/01/16 AMBAC Insured ....................    Aaa/AAA      1,203,125
 1,265,000      5.250%, 08/01/17 MBIA Insured .....................    Aaa/AAA      1,400,988
 1,150,000      5.000%, 08/01/17 FSA Insured ......................    Aaa/AAA      1,227,625
 8,155,000      5.125%, 09/01/17 ..................................    Aa3/A+       8,766,625
   200,000      5.375%, 10/01/17 MBIA Insured .....................    Aaa/AAA        221,750
 4,735,000      5.250%, 10/01/17 ..................................    Aa3/A+       5,155,231
   975,000      5.500%, 11/01/17 FSA Insured ......................    Aaa/AAA      1,101,750
 1,000,000      5.000%, 11/01/17 AMBAC Insured ....................    Aaa/AAA      1,085,000
   165,000      5.375%, 02/01/18 FSA Insured ......................    Aaa/AAA        182,325
 3,030,000      5.000%, 08/01/18 FSA Insured ......................    Aaa/AAA      3,215,587
 3,950,000      5.125%, 09/01/18 ..................................    Aa3/A+       4,221,563
 6,000,000      5.250%, 10/01/18 ..................................    Aa3/A+       6,487,500
   145,000      5.100%, 11/01/18 ..................................    Aa3/A+         154,425
 1,040,000      5.000%, 08/01/19 FSA Insured ......................    Aaa/AAA      1,097,200
 4,000,000      5.375%, 10/01/19 MBIA Insured .....................    Aaa/AAA      4,395,000
 1,925,000      5.000%, 10/01/19 ..................................    Aa3/A+       2,023,656
   360,000      5.000%, 10/01/19 MBIA Insured .....................    Aaa/AAA        380,250
   705,000      5.150%, 11/01/19 FSA Insured ......................    Aaa/AAA        756,994
 3,000,000      5.000%, 11/01/19 FSA Insured ......................    Aaa/AAA      3,187,500
 2,000,000      5.750%, 05/01/20 MBIA Insured .....................    Aaa/AAA      2,340,000
   250,000      5.000%, 05/01/20 FSA Insured ......................    Aaa/AAA        262,187
   160,000      5.000%, 10/01/20 MBIA Insured .....................    Aaa/AAA        168,200
   200,000      5.100%, 10/01/21 MBIA Insured .....................    Aaa/AAA        210,500
   205,000      5.150%, 02/01/22 FSA Insured ......................    Aaa/AAA        215,506
 5,000,000      5.000%, 10/01/22 MBIA Insured .....................    Aaa/AAA      5,243,750
   265,000      5.000%, 08/01/23 MBIA Insured .....................    Aaa/AAA        276,263
                                                                                 ------------
                                                                                  102,169,769
                                                                                 ------------

             COUNTY AGENCIES (8.7%)
             ------------------------------------------------------
             Floyd County, Kentucky Public Property Courthouse
   510,000      5.500%, 09/01/14 Pre-Refunded .....................    NR/NR*         562,275
             Jefferson County, Kentucky Capital Projects
$1,000,000      5.200%, 06/01/08 MBIA Insured .....................    Aaa/AAA   $  1,112,500
   430,000      5.200%, 06/01/12 MBIA Insured .....................    Aaa/AAA        472,463
   570,000      5.250%, 06/01/13 MBIA Insured .....................    Aaa/AAA        623,437
   520,000      5.250%, 06/01/14 MBIA Insured .....................    Aaa/AAA        566,800
 3,370,000      5.375%, 06/01/18 MBIA Insured .....................    Aaa/AAA      3,648,025
 1,640,000      5.375%, 06/01/22 MBIA Insured .....................    Aaa/AAA      1,750,700
 5,935,000      5.500%, 06/01/28 MBIA Insured .....................    Aaa/AAA      6,328,194
             Pendleton County, Kentucky Multi-County
                Lease Revenue
 4,500,000      6.500%, 03/01/19 ..................................     NR/A        4,582,530
             Warren County, Kentucky Justice Center
 1,580,000      5.250%, 09/01/17 MBIA Insured .....................    Aaa/AAA      1,716,275
             Warren County, Kentucky Justice Center Expansion
                Corp. Revenue
   700,000      5.400%, 09/01/24 ..................................    Aa3/NR         747,250
 2,875,000      5.350%, 09/01/29 MBIA Insured .....................    Aaa/AAA      3,004,375
                                                                                 ------------
                                                                                   25,114,824
                                                                                 ------------

             CITY / MUNICIPALITY OBLIGATIONS (5.6%)
             ------------------------------------------------------
             Jeffersontown, Kentucky Public Project Corp.
   500,000      5.750%, 11/01/15 ..................................     A3/NR         543,750
             Kentucky League Cities Funding Trust Certificates of
                Participation (Covington)
 1,715,000      6.200%, 08/01/17 ..................................     NR/A+       1,799,086
             Lexington-Fayette Urban County Government,
                Kentucky Public Facilities Revenue
   120,000      5.125%, 10/01/23 FSA Insured ......................    Aaa/AAA        124,650
             Louisville, Kentucky Parking Authority
 1,140,000      5.000%, 12/01/14 MBIA Insured .....................    Aaa/AAA      1,232,625
             Mount Sterling, Kentucky Lease Revenue
 2,020,000      6.150%, 03/01/13 ..................................    Aa3/NR       2,055,976
 7,000,000      6.200%, 03/01/18 ..................................    Aa3/NR       7,125,160
             Munfordville, Kentucky Industrial Development
 2,500,000      7.000%, 06/01/19 LOC Bank One AMT .................     NR/A+       2,572,825
             Shelbyville, Kentucky Certificates of Participation
   625,000      5.000%, 10/01/22 ..................................     A2/NR         642,969
                                                                                 ------------
                                                                                   16,097,041
                                                                                 ------------

             HOSPITALS (4.2%)
             ------------------------------------------------------
             Jefferson County, Kentucky Health Facilities Revenue
$  240,000      5.000%, 10/01/12 MBIA Insured .....................    Aaa/AAA   $    256,800
 1,715,000      5.650%, 01/01/17 AMBAC Insured ....................    Aaa/AAA      1,875,781
 2,200,000      5.250%, 05/01/17 ..................................     NR/A        2,293,500
 2,815,000      5.125%, 10/01/17 AMBAC Insured ETM ................    Aaa/AAA      2,983,900
   525,000      5.125%, 10/01/18 MBIA Insured ETM .................    Aaa/AAA        557,813
   125,000      5.750%, 01/01/26 AMBAC Insured ....................    Aaa/AAA        133,281
             Kentucky Development Finance Authority
                Hospital Revenue
 2,790,000      5.000%, 08/15/15 MBIA Insured .....................    Aaa/AAA      2,878,973
             Louisville & Jefferson County, Kentucky Medical
                Center Revenue
 1,000,000      5.000%, 06/01/18 ..................................     NR/A        1,048,750
                                                                                 ------------
                                                                                   12,028,798
                                                                                 ------------

             HOUSING (7.8%)
             ------------------------------------------------------
             Kentucky Housing Corp. Housing Revenue
 1,150,000      6.250%, 07/01/15 AMT ..............................    Aaa/AAA      1,150,000
   315,000      6.100%, 07/01/16 AMT ..............................    Aaa/AAA        331,931
    10,000      6.400%, 01/01/17 ..................................    Aaa/AAA         10,000
    95,000      5.550%, 07/01/18 AMT ..............................    Aaa/AAA         96,781
   250,000      5.850%, 07/01/20 AMT ..............................    Aaa/AAA        266,563
 2,000,000      5.600%, 07/01/20 AMT ..............................    Aaa/AAA      2,075,000
 1,150,000      5.350%, 01/01/21 AMT ..............................    Aaa/AAA      1,183,062
 6,075,000      5.450%, 07/01/22 AMT ..............................    Aaa/AAA      6,302,813
 4,065,000      5.250%, 07/01/22 AMT ..............................    Aaa/AAA      4,207,275
   245,000      5.200%, 07/01/22 ..................................    Aaa/AAA        254,800
   300,000      5.100%, 07/01/22 AMT ..............................    Aaa/AAA        306,000
 4,140,000      5.200%, 07/01/25 AMT ..............................    Aaa/AAA      4,233,150
   275,000      5.375%, 07/01/27 ..................................    Aaa/AAA        285,313
 1,085,000      6.300%, 01/01/28 AMT ..............................    Aaa/AAA      1,085,000
    65,000      6.250%, 07/01/28 AMT ..............................    Aaa/AAA         67,925
   570,000      5.550%, 07/01/33 ..................................    Aaa/AAA        590,663
                                                                                 ------------
                                                                                   22,446,276
                                                                                 ------------

             POLLUTION CONTROL REVENUE (1.4%)
             ------------------------------------------------------
             Jefferson County, Kentucky Pollution Control
                (LGE Energy)
$3,800,000      5.900%, 04/15/23 ..................................     A1/A-    $  3,914,000
                                                                                 ------------

             SCHOOLS (12.6%)
             ------------------------------------------------------
             Beechwood, Kentucky Independent School District
                Finance Corp.
   180,000      5.650%, 03/01/20 ..................................    Aa3/NR         199,125
             Boone County, Kentucky School District Finance
                Corp. School Building
   660,000      5.000%, 06/01/15 ..................................    Aa3/NR         705,375
   225,000      5.250%, 08/01/15 ..................................    Aa3/NR         248,344
   285,000      5.700%, 02/01/16 ..................................    Aa3/NR         322,406
 1,000,000      5.375%, 08/01/20 FSA Insured ......................    AAA/NR       1,082,500
             Boyd County, Kentucky School District Finance Corp.
 1,025,000      5.000%, 10/01/15 ..................................    Aa3/NR       1,103,156
   575,000      5.375%, 10/01/17 ..................................    Aa3/NR         631,063
             Christian County, Kentucky School District
                Finance Corp.
   500,000      5.000%, 06/01/09 ..................................    Aa3/NR         553,125
             Fayette County, Kentucky School Building
 1,780,000      5.700%, 12/01/16 ..................................    Aa3/AA-      1,971,350
             Fayette County, Kentucky School Building Revenue
   200,000      5.125%, 04/01/18 AMBAC Insured ....................    Aaa/AAA        214,750
             Floyd County, Kentucky School Building
   250,000      5.000%, 12/01/09 ..................................    Aa3/NR         280,625
             Graves Co., Kentucky School Building Revenue
 1,260,000      5.000%, 06/01/22 ..................................    Aa3/NR       1,308,825
 1,320,000      5.000%, 06/01/23 ..................................    Aa3/NR       1,364,550
             Grayson County, Kentucky School Building Revenue
 1,940,000      6.000%, 01/01/15 ..................................    Aa3/NR       2,071,163
             Hardin County, Kentucky School District Finance Corp.
   100,000      5.500%, 02/01/17 ..................................    Aa3/NR         111,625
             Jefferson County, Kentucky School District Finance
                Corp. School Building
$  750,000      5.300%, 01/01/13 FSA Insured ......................    Aaa/AAA   $    855,938
   695,000      5.125%, 11/01/14 FSA Insured ......................    Aaa/AAA        746,256
 3,195,000      5.125%, 02/01/16 MBIA Insured .....................    Aaa/AAA      3,366,731
   250,000      5.250%, 07/01/16 FSA Insured ......................    Aaa/AAA        273,437
             Kenton County, Kentucky School District
 1,760,000      5.375%, 03/01/15 ..................................     A1/A+       1,931,600
   955,000      5.000%, 04/01/16 ..................................    Aa3/NR       1,030,206
 1,055,000      5.000%, 04/01/17 ..................................    Aa3/NR       1,128,850
   605,000      5.000%, 04/01/19 ..................................    Aa3/NR         636,763
             Kentucky Economic Development Finance
                Authority College Revenue Centre College
 1,230,000      5.000%, 04/01/17 FSA Insured ......................    Aaa/AAA      1,325,325
 1,675,000      5.000%, 04/01/19 FSA Insured ......................    Aaa/AAA      1,779,687
             Lexington-Fayette Urban County, Kentucky
                Government Project Transylvania University
 1,250,000      5.125%, 08/01/18 MBIA Insured .....................    Aaa/AAA      1,337,500
             Lexington-Fayette Urban County, Kentucky
                Government Project U.K. Library
   725,000      5.000%, 11/01/15 MBIA Insured .....................    Aaa/AAA        791,156
   205,000      5.000%, 11/01/18 MBIA Insured .....................    Aaa/AAA        219,606
             Meade County, Kentucky School District Finance Corp.
   400,000      5.700%, 07/01/15 ..................................    Aa3/NR         441,000
   500,000      6.000%, 07/01/16 ..................................    Aa3/NR         552,500
             Middlesboro, Kentucky Independent School District
                Finance Corp.
   100,000      6.100%, 08/01/16 ..................................    Aa3/NR         111,375
             Nelson County, Kentucky School Building
 1,820,000      5.750%, 04/01/15 ..................................    Aa3/NR       1,958,775
             Scott County, Kentucky School Building
 2,750,000      5.900%, 06/01/18 Pre-Refunded .....................     Aa3/A       2,980,313
   100,000      5.000%, 03/01/22 ..................................    Aa3/NR         104,125
             Taylor County, Kentucky School Building
   280,000      6.000%, 08/01/16 ..................................    Aa3/NR         311,150
   175,000      5.250%, 06/01/19 ..................................    Aa3/NR         189,875
             University of Kentucky Revenue
$1,335,000      5.000%, 05/01/16 FGIC Insured .....................    Aaa/AAA   $  1,421,775
   385,000      5.000%, 06/01/18 FSA insured ......................    Aaa/AAA        405,212
             Walton-Verona, Kentucky Independent School District
   105,000      5.100%, 06/01/19 ..................................    Aa3/NR         111,563
                                                                                 ------------
                                                                                   36,178,700
                                                                                 ------------

             TRANSPORTATION (12.2%)
             ------------------------------------------------------
             Kenton County, Kentucky Airport Board Airport Revenue
   800,000      5.000%, 03/01/08 MBIA Insured AMT .................    Aaa/AAA        871,000
   500,000      5.625%, 03/01/13 MBIA Insured AMT .................    Aaa/AAA        555,000
 1,570,000      5.000%, 03/01/13 MBIA Insured AMT .................    Aaa/AAA      1,687,750
   750,000      5.625%, 03/01/14 MBIA Insured AMT .................    Aaa/AAA        832,500
 1,000,000      5.500%, 03/01/17 MBIA Insured AMT .................    Aaa/AAA      1,092,500
   380,000      5.500%, 03/01/18 MBIA Insured AMT .................    Aaa/AAA        412,300
 1,625,000      5.000%, 03/01/23 MBIA Insured AMT .................    Aaa/AAA      1,651,406
             Kentucky Interlocal School Transportation Authority
   150,000      5.100%, 03/01/05 ..................................    Aa3/A+         156,563
   145,000      5.400%, 06/01/17 ..................................     NR/A+         146,886
   200,000      6.000%, 12/01/20 ..................................     NR/A+         205,576
   400,000      6.000%, 12/01/20 ..................................     NR/A+         411,152
   300,000      5.800%, 12/01/20 ..................................     NR/A+         305,847
   400,000      5.650%, 12/01/20 ..................................     NR/A+         407,556
   350,000      5.600%, 12/01/20 ..................................     NR/A+         356,545
             Kentucky State Turnpike Authority Economic
                Development & Resource Recovery Road Revenue
   120,000      8.500%, 07/01/06 ..................................    Aa3/A+         139,500
 1,000,000      6.500%, 07/01/08 AMBAC Insured ....................    Aaa/AAA      1,172,500
 1,010,000      5.500%, 07/01/11 AMBAC Insured ....................    Aaa/AAA      1,032,543
 1,000,000      5.625%, 07/01/12 FSA Insured ......................    Aaa/AAA      1,141,250
   200,000      5.625%, 07/01/13 FSA Insured ......................    Aaa/AAA        228,000
   500,000      5.625%, 07/01/14 FSA Insured ......................    Aaa/AAA        570,000
   250,000      5.200%, 07/01/14 FSA Insured ......................    Aaa/AAA        275,938
 2,760,000      5.625%, 07/01/15 AMBAC Insured Pre-Refunded .......    Aaa/AAA      2,991,150
   940,000      5.625%, 07/01/15 AMBAC Insured ....................    Aaa/AAA      1,012,850
             Kentucky State Turnpike Authority Economic
                Development & Resource Recovery Road Revenue
                (continued)
$  450,000      5.250%, 07/01/15 FSA Insured ......................    Aaa/AAA   $    496,125
 3,455,000      5.100%, 07/01/18 FSA Insured ......................    Aaa/AAA      3,688,212
 2,500,000      5.250%, 07/01/16 FSA Insured ......................    Aaa/AAA      2,753,125
             Louisville-Jefferson County Regional Airport, Kentucky
 1,000,000      5.500%, 07/01/12 FSA Insured AMT ..................    Aaa/AAA      1,112,500
 2,000,000      5.750%, 07/01/15 FSA Insured AMT ..................    Aaa/AAA      2,227,500
 1,500,000      5.500%, 07/01/15 FSA Insured AMT ..................    Aaa/AAA      1,666,875
 1,000,000      5.250%, 07/01/18 FSA Insured AMT ..................    Aaa/AAA      1,063,750
 1,370,000      5.250%, 07/01/21 FSA Insured AMT ..................    Aaa/AAA      1,441,925
 2,390,000      5.250%, 07/01/22 FSA Insured AMT ..................    Aaa/AAA      2,503,525
   275,000      5.375%, 07/01/23 FSA Insured AMT ..................    Aaa/AAA        288,750
                                                                                 ------------
                                                                                   34,898,599
                                                                                 ------------

             UTILITIES (8.9%)
             ------------------------------------------------------
             Campbell & Kenton Counties, Kentucky Sanitation
                Sewer District
   100,000      5.000%, 08/01/18 FGIC Insured .....................    Aaa/AAA        106,500
             Hardin County, Kentucky Water District
 1,000,000      5.900%, 01/01/25 MBIA Insured .....................    Aaa/AAA      1,077,500
             Lexington-Fayette Urban County Government,
                Kentucky Sewer System
 1,000,000      5.000%, 07/01/19 ..................................     Aa3/AA      1,056,250
             Louisville and Jefferson County, Kentucky
                Metropolitan Sewer District
 1,000,000      5.000%, 05/15/12 FGIC Insured .....................    Aaa/AAA      1,090,000
 2,565,000      5.375%, 05/15/17 MBIA Insured                          Aaa/AAA      2,866,387
 1,410,000      5.400%, 05/15/22 FGIC Insured                          Aaa/AAA      1,473,450
   120,000      6.250%, 05/15/26 MBIA Insured                          Aaa/AAA        135,900
             Louisville, Kentucky Waterworks Board Water
                System Revenue
 1,000,000      5.250%, 11/15/16 FSA Insured ......................    Aaa/AAA      1,097,500
 1,000,000      5.250%, 11/15/17 FSA Insured ......................    Aaa/AAA      1,086,250
 2,435,000      5.250%, 11/15/18 FSA Insured ......................    Aaa/AAA      2,629,800
 6,600,000      5.250%, 11/15/22 FSA Insured ......................    Aaa/AAA      6,996,000
 2,415,000      5.250%, 11/15/24 FSA Insured ......................    Aaa/AAA      2,532,731
             Kentucky Rural Water Finance Corp.
$  595,000      5.000%, 02/01/20 AMBAC Insured ....................    Aaa/AAA   $    630,700
             Northern Kentucky Water District
   200,000      5.000%, 02/01/23 FGIC Insured .....................    Aaa/NR         207,500
 1,015,000      5.000%, 02/01/27 FGIC Insured .....................    Aaa/NR       1,040,375
             Owensboro-Davies County, Kentucky Water District
   600,000      5.000%, 01/01/13 AMBAC Insured ....................    Aaa/AAA        634,500
             Owensboro, Kentucky Electric and Power
 1,000,000      5.000%, 01/01/20 FSA Insured ......................    Aaa/AAA      1,047,500
                                                                                 ------------
                                                                                   25,708,843
                                                                                 ------------
                   Total Revenue Bonds ............................               278,556,850
                                                                                 ------------
             Total Investments (cost $269,252,563**) ..............     98.3%     282,358,895
             Other assets less liabilities ........................      1.7        4,765,156
                                                                       -----     ------------
             Net Assets ...........................................    100.0%    $287,124,051
                                                                       =====     ============

             * Any security not rated (NR) has been determined by the Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating was to be assigned by a rating service.

             **   See note 4.


                            PORTFOLIO ABBREVIATIONS:

             AMBAC - American Municipal Bond Assurance Corp.
             AMT   - Alternative Minimum Tax
             ETM   - Escrowed To Maturity
             FGIC  - Financial Guaranty Insurance Co.
             FSA   - Financial Security Assurance
             LOC   - Letter of Credit
             MBIA  - Municipal Bond Investors Assurance

                 See accompanying notes to financial statements.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003


ASSETS
   Investments at value (cost $269,252,563) ....................   $282,358,895
   Interest receivable .........................................      4,332,672
   Receivable for investment securities sold ...................      1,265,000
   Receivable for Fund shares sold .............................        285,412
                                                                   ------------
   Total assets ................................................    288,241,979
                                                                   ------------

LIABILITIES
   Cash overdraft ..............................................        355,708
   Dividends payable ...........................................        275,731
   Payable for Fund shares redeemed ............................        240,192
   Management fee payable ......................................         97,117
   Distribution fees payable ...................................         73,571
   Accrued expenses ............................................         75,609
                                                                   ------------
   Total liabilities ...........................................      1,117,928
                                                                   ------------
NET ASSETS .....................................................   $287,124,051
                                                                   ============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares,
      par value $.01 per share .................................   $    268,457
   Additional paid-in capital ..................................    274,505,016
   Net unrealized appreciation on investments (note 4) .........     13,106,332
   Undistributed net investment income .........................        384,527
   Accumulated net realized loss on investments ................     (1,140,281)
                                                                   ------------
                                                                   $287,124,051
                                                                   ============

CLASS A
   Net Assets ..................................................   $229,176,036
                                                                   ============
   Capital shares outstanding ..................................     21,429,521
                                                                   ============
   Net asset value and redemption price per share ..............   $      10.69
                                                                   ============
   Offering price per share (100/96 of $10.69 adjusted to
      nearest cent) ............................................   $      11.14
                                                                   ============

CLASS C
   Net Assets ..................................................   $  7,197,024
                                                                   ============
   Capital shares outstanding ..................................        673,249
                                                                   ============
   Net asset value and offering price per share ................   $      10.69
                                                                   ============
   Redemption price per share (*a charge of 1% is imposed on
      the redemption proceeds of the shares, or on the
      original price, whichever is lower, if redeemed during
      the first 12 months after purchase) ......................   $      10.69*
                                                                   ============

CLASS I
   Net Assets ..................................................   $  4,437,822
                                                                   ============
   Capital shares outstanding ..................................        415,134
                                                                   ============
   Net asset value, offering and redemption price per share ....   $      10.69
                                                                   ============

CLASS Y
   Net Assets ..................................................   $ 46,313,169
                                                                   ============
   Capital shares outstanding ..................................      4,327,838
                                                                   ============
   Net asset value, offering and redemption price per share ....   $      10.70
                                                                   ============


                 See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:

   Interest income .............................................                $13,711,858

Expenses:

   Management fee (note 3) .....................................   $1,129,293
   Distribution and service fees (note 3) ......................      409,376
   Transfer and shareholder servicing agent fees ...............      125,277
   Trustees' fees and expenses (note 8) ........................       87,053
   Legal fees ..................................................       68,594
   Shareholders' reports and proxy statements ..................       57,190
   Fund accounting fees ........................................       32,379
   Custodian fees ..............................................       27,387
   Auditing and tax fees .......................................       26,742
   Registration fees and dues ..................................       23,005
   Insurance ...................................................       13,627
   Miscellaneous ...............................................       20,851
                                                                   ----------
   Total expenses ..............................................    2,020,774

   Expenses paid indirectly (note 6) ...........................      (18,294)
                                                                   ----------
   Net expenses ................................................                  2,002,480
                                                                                -----------
   Net investment income .......................................                 11,709,378

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

   Net realized gain (loss) from securities transactions .......      259,635
   Change in unrealized appreciation on investments ............      183,334
                                                                   ----------

   Net realized and unrealized gain (loss) on investments ......                    442,969
                                                                                -----------
   Net change in net assets resulting from operations ..........                $12,152,347
                                                                                ===========

                See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                       YEAR ENDED          YEAR ENDED
                                                                   DECEMBER 31, 2003   DECEMBER 31, 2002
                                                                   -----------------   -----------------
OPERATIONS:
   Net investment income .......................................     $ 11,709,378         $ 11,410,017
   Net realized gain (loss) from securities transactions .......          259,635              773,552
   Change in unrealized appreciation on investments ............          183,334            7,631,648
                                                                     ------------         ------------
      Change in net assets from operations .....................       12,152,347           19,815,217
                                                                     ------------         ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
   Class A Shares:
   Net investment income .......................................       (9,367,500)          (9,598,236)

   Class C Shares:
   Net investment income .......................................         (200,217)            (146,784)

   Class I Shares:
   Net investment income .......................................         (146,438)             (86,355)

   Class Y Shares:
   Net investment income .......................................       (1,944,616)          (1,537,493)
                                                                     ------------         ------------
      Change in net assets from distributions ..................      (11,658,771)         (11,368,868)
                                                                     ------------         ------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold ...................................       44,639,694           52,239,557
   Reinvested dividends and distributions ......................        5,821,000            5,609,442
   Cost of shares redeemed .....................................      (38,277,178)         (23,818,330)
                                                                     ------------         ------------
   Change in net assets from capital share transactions ........       12,183,516           34,030,669
                                                                     ------------         ------------
   Change in net assets ........................................       12,677,092           42,477,018

NET ASSETS:
   Beginning of period .........................................      274,446,959          231,969,941
                                                                     ------------         ------------
   End of period* ..............................................     $287,124,051         $274,446,959
                                                                     ============         ============

   * Includes undistributed net investment income of: ..........     $    384,527         $    333,920
                                                                     ============         ============

                 See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     Churchill Tax-Free Fund of Kentucky (the "Fund"), a non-diversified, open-end investment company, was organized in March, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I shares carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.


2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


3.   FEES AND RELATED PARTY TRANSACTIONS

a)   MANAGEMENT ARRANGEMENTS:

     Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Refer to Note 11 for Subsequent Event footnote. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Fund's average net assets.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.


b)   DISTRIBUTION AND SERVICE FEES:

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers ("Qualified Recipients") or others selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the year ended December 31, 2003, distribution fees on Class A Shares amounted to $340,461 of which the Distributor retained $8,968.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2003, amounted to $46,125. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2003, amounted to $15,375. The total of these payments with respect to Class C Shares amounted to $61,500 of which the Distributor retained $10,904.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed for any fiscal year of the Fund a rate (currently 0.20%), set from time to time by the Board of Trustees, of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, Class I has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the year ended December 31, 2003, these payments were made at the average annual rate of 0.35% of such net assets and amounted to $12,976 of which $7,415 related to the Plan and $5,561 related to the Shareholder Services Plan.

     Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Kentucky, with the bulk of sales commissions inuring to such dealers. For the year ended December 31, 2003, total commissions on sales of Class A Shares amounted to $480,078 of which the Distributor received $42,855.


c)   OTHER RELATED PARTY TRANSACTIONS:

     For the year ended December 31, 2003, the Fund incurred $66,895 of legal fees allocable to Hollyer Brady Smith & Hines LLP, counsel to the Fund for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Smith & Hines LLP.

4.   PURCHASES AND SALES OF SECURITIES

     During the year ended December 31, 2003, purchases of securities and proceeds from the sales of securities aggregated $56,486,203 and $49,905,685, respectively.

     At December 31, 2003, the aggregate tax cost for all securities was $268,926,644. At December 31, 2003, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $13,530,228 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $97,977 for a net unrealized appreciation of $13,432,251.


5.   PORTFOLIO ORIENTATION

     Since the Fund invests principally and may invest entirely in triple tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers' ability to meet their obligations.

6.   EXPENSES

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.


7.   CAPITAL SHARE TRANSACTIONS

     Transactions in Capital Shares of the Fund were as follows:

                                               YEAR ENDED                  YEAR ENDED
                                           DECEMBER 31, 2003           DECEMBER 31, 2002
                                       -------------------------   -------------------------
                                         SHARES        AMOUNT        SHARES        AMOUNT
                                       ----------   ------------   ----------   ------------
CLASS A SHARES:
   Proceeds from shares sold .......    2,169,701   $ 23,197,568    2,800,411   $ 29,436,982
   Reinvested distributions ........      423,111      4,508,492      454,110      4,764,701
   Cost of shares redeemed .........   (2,359,392)   (25,070,993)  (1,611,194)   (16,933,028)
                                       ----------   ------------   ----------   ------------
      Net change ...................      233,420      2,635,067    1,643,327     17,268,655
                                       ----------   ------------   ----------   ------------

CLASS C SHARES:
   Proceeds from shares sold .......      285,083      3,053,437      166,058      1,743,988
   Reinvested distributions ........       12,041        128,176        9,211         96,673
   Cost of shares redeemed .........      (74,572)      (795,113)     (50,063)      (523,419)
                                       ----------   ------------   ----------   ------------
      Net change ...................      222,552      2,386,500      125,206      1,317,242
                                       ----------   ------------   ----------   ------------

CLASS I SHARES:
   Proceeds from shares sold .......      198,482      2,130,432       85,241        895,032
   Reinvested distributions ........       12,722        135,513        7,325         77,007
   Cost of shares redeemed .........      (21,821)      (232,654)      (5,158)       (53,879)
                                       ----------   ------------   ----------   ------------
      Net change ...................      189,383      2,033,291       87,408        918,160
                                       ----------   ------------   ----------   ------------

CLASS Y SHARES:
   Proceeds from shares sold .......    1,511,098     16,258,257    1,918,939     20,163,555
   Reinvested distributions ........       98,382      1,048,819       63,761        671,061
   Cost of shares redeemed .........   (1,145,269)   (12,178,418)    (599,076)    (6,308,004)
                                       ----------   ------------   ----------   ------------
      Net change ...................      464,211      5,128,658    1,383,624     14,526,612
                                       ----------   ------------   ----------   ------------
Total transactions in Fund
   shares ..........................    1,109,566   $ 12,183,516    3,239,565   $ 34,030,669
                                       ==========   ============   ==========   ============

8.   TRUSTEES' FEES AND EXPENSES

     During the fiscal year ended December 31, 2003 there were nine trustees, two of whom were affiliated with the Manager and are not paid any trustee fees. Each Trustees' fees paid during the year were at the average annual rate of $7,250 for carrying out responsibilities and attendance at regularly scheduled Board Meetings. If additional or special meetings are scheduled for the Fund, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Fund also reimburses Trustees for expenses such as travel, accommodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting of Shareholders. For the fiscal year ended December 31, 2003 such reimbursements averaged approximately $3,400 per Trustee.


9.   SECURITIES TRADED ON A WHEN-ISSUED BASIS

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.


10.  DISTRIBUTIONS

     The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Kentucky income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

     At December 31, 2003, the Fund had a capital loss carryover of $1,077,355, $54,468 of which expires on December 31, 2007 and $1,022,887 will expire on December 31, 2008. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss carryover is used to offset future realized capital gains, it is probable the gains so offset will not be distributed. In addition, the Fund generated a post October net capital loss of $57,959.

     Tax character of distributions paid by the Fund:

                              Year Ended December 31,
                             -------------------------
                                 2003          2002
                             -----------   -----------
     Net tax-exempt income   $11,625,804   $11,355,823
     Ordinary income              32,967        13,045
                             -----------   -----------
                             $11,658,771   $11,368,868
                             ===========   ===========


     As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

     Accumulated net realized loss         $(1,135,314)
     Unrealized appreciation                13,432,250
     Undistributed tax-exempt income            53,642
                                           -----------
                                           $12,350,578
                                           ===========

     The difference between book basis and tax basis unrealized appreciation is attributable primarily to wash sales and premium/discount adjustments.


11.  SUBSEQUENT EVENT

     Effective January 1, 2004, Aquila Management Corporation, founder of the Fund, assigned its Advisory and Administration Agreement to its wholly-owned subsidiary, Aquila Investment Management LLC, which will continue the management of the Fund. The transfer was made for reasons of corporate and tax planning and will have no effect on the management of the Fund or the fees being paid.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     CLASS A                                   CLASS I
                                                  ----------------------------------------------     ------------------------------
                                                                                                        YEAR ENDED       PERIOD
                                                             YEAR ENDED DECEMBER 31,                    DECEMBER 31,      ENDED
                                                  ----------------------------------------------     ----------------   -----------
                                                   2003      2002      2001      2000      1999       2003      2002    12/31/01(1)
                                                  ------    ------    ------    ------    ------     ------    ------   -----------
Net asset value, beginning of period ..........   $10.66    $10.31    $10.40    $10.09    $10.81     $10.66    $10.31      $10.44
                                                  ------    ------    ------    ------    ------     ------    ------      ------

Income (loss) from investment operations:
   Net investment income + ....................    0.44      0.47      0.50      0.52      0.52       0.43      0.46        0.19
   Net gain (loss) on securities (both
      realized and unrealized) ................    0.03      0.35     (0.09)     0.31     (0.68)      0.02      0.35       (0.13)
                                                  ------    ------    ------    ------    ------     ------    ------      ------
   Total from investment operations ...........    0.47      0.82      0.41      0.83     (0.16)      0.45      0.81        0.06
                                                  ------    ------    ------    ------    ------     ------    ------      ------

Less distributions (note 10):
   Dividends from net investment income .......   (0.44)    (0.47)    (0.50)    (0.52)    (0.53)     (0.42)    (0.46)      (0.19)
   Distributions from capital gains ...........     --        --        --        --      (0.03)       --        --          --
                                                  ------    ------    ------    ------    ------     ------    ------      ------
   Total distributions ........................   (0.44)    (0.47)    (0.50)    (0.52)    (0.56)     (0.42)    (0.46)      (0.19)
                                                  ------    ------    ------    ------    ------     ------    ------      ------
Net asset value, end of period ................   $10.69    $10.66    $10.31    $10.40    $10.09     $10.69    $10.66      $10.31
                                                  ======    ======    ======    ======    ======     ======    ======      ======
Total return (not reflecting sales charge) ....    4.50%     8.15%     4.02%     8.45%    (1.51)%     4.33%     7.98%      0.58%++

Ratios/supplemental data
   Net assets, end of period (in thousands) ...  $229,176  $226,014  $201,604  $196,890  $205,842    $4,438    $2,407      $1,426
   Ratio of expenses to average net assets ....    0.72%     0.72%     0.72%     0.74%     0.72%      0.88%     0.87%      0.83%*
   Ratio of net investment income to average
      net assets ..............................    4.14%     4.50%     4.82%     5.10%     4.95%      3.95%     4.32%      4.47%*
   Portfolio turnover rate ....................   17.92%    18.27%    21.44%     6.61%     6.35%     17.92%    18.27%     21.44%++

The expense ratios after giving effect to the expense offset for uninvested cash balances were:
   Ratio of expenses to average net assets ....    0.71%     0.71%     0.70%     0.73%     0.71%      0.87%     0.86%      0.82%*

----------
(1)  For the period August 6, 2001 to December 31, 2001.
+    Per share amounts have been calculated using the monthly average shares method.
++   Not annualized.
*    Annualized.
Note: On July 1, 2000, Aquila Management Corporation was appointed as the Fund's
      Investment adviser, assuming investment management responsibilities, replacing Banc One Investment Advisers Corporation the Fund's Investment Sub-Adviser.


                 See accompanying notes to financial statements.

                      CHURCHILL TAX-FREE FUND OF KENTUCKY
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                              CLASS C                                      CLASS Y
                                               --------------------------------------    -------------------------------------------
                                                       YEAR ENDED DECEMBER 31,                      YEAR ENDED DECEMBER 31,
                                               --------------------------------------    -------------------------------------------
                                                2003    2002    2001    2000    1999      2003     2002     2001     2000     1999
                                               ------  ------  ------  ------  ------    ------   ------   ------   ------   ------
Net asset value, beginning of period .......   $10.66  $10.31  $10.39  $10.08  $10.81    $10.67   $10.32   $10.40   $10.09   $10.82
                                               ------  ------  ------  ------  ------    ------   ------   ------   ------   ------

Income (loss) from investment operations:
   Net investment income + .................    0.35    0.38    0.41    0.43    0.43      0.46     0.49     0.51     0.53     0.53
   Net gain (loss) on securities (both
      realized and unrealized) .............    0.03    0.35   (0.08)   0.31   (0.69)     0.03     0.35    (0.07)    0.32    (0.69)
                                               ------  ------  ------  ------  ------    ------   ------   ------   ------   ------
   Total from investment operations ........    0.38    0.73    0.33    0.74   (0.26)     0.49     0.84     0.44     0.85    (0.16)
                                               ------  ------  ------  ------  ------    ------   ------   ------   ------   ------

Less distributions (note 10):
   Dividends from net investment income ....   (0.35)  (0.38)  (0.41)  (0.43)  (0.44)    (0.46)   (0.49)   (0.52)   (0.54)   (0.54)
   Distributions from capital gains ........     --      --      --      --    (0.03)       --       --       --       --    (0.03)
                                               ------  ------  ------  ------  ------    ------   ------   ------   ------   ------
   Total distributions .....................   (0.35)  (0.38)  (0.41)  (0.43)  (0.47)    (0.46)   (0.49)   (0.52)   (0.54)   (0.57)
                                               ------  ------  ------  ------  ------    ------   ------   ------   ------   ------
Net asset value, end of period .............   $10.69  $10.66  $10.31  $10.39  $10.08    $10.70   $10.67   $10.32   $10.40   $10.09
                                               ======  ======  ======  ======  ======    ======   ======   ======   ======   ======

Total return (not reflecting sales charge)..    3.62%   7.23%   3.24%   7.54%  (2.45)%    4.65%    8.30%    4.28%    8.62%  (1.46)%

Ratios/supplemental data
   Net assets, end of period
      (in thousands) .......................   $7,197  $4,804  $3,355  $1,861  $1,932    $46,313  $41,223  $25,585  $15,745  $13,346
   Ratio of expenses to average
      net assets ...........................    1.57%   1.56%   1.56%   1.59%   1.56%     0.57%    0.57%    0.57%    0.59%    0.57%
   Ratio of net investment income
      to average net assets ................    3.26%   3.62%   3.92%   4.24%   4.09%     4.28%    4.63%    4.94%    5.25%    5.09%
   Portfolio turnover rate .................   17.92%  18.27%  21.44%   6.61%   6.35%    17.92%   18.27%   21.44%    6.61     6.35%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average
      net assets ...........................    1.56%   1.55%   1.55%   1.58%   1.55%     0.56%    0.56%    0.55%    0.58%    0.56%

----------
+ Per share amounts have been calculated using the monthly average shares method.

Note: On July 1, 2000, Aquila Management Corporation was appointed as the Fund's
      Investment adviser, assuming investment management responsibilities, replacing Banc One Investment Advisers Corporation the Fund's Investment Sub-Adviser.

                 See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)
TRUSTEES(1)
AND OFFICERS

                                                                                             NUMBER OF
                          POSITIONS                                                          PORTFOLIOS   OTHER DIRECTORSHIPS
                          HELD WITH                                                          IN FUND      HELD BY TRUSTEE
NAME,                     FUND AND            PRINCIPAL                                      COMPLEX      (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF           OCCUPATION(S)                                  OVERSEEN     A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)          DURING PAST 5 YEARS                            BY TRUSTEE   INDICATED OTHERWISE.)
-----------------         ----------          -------------------                            ----------   ---------------------
INTERESTED TRUSTEES(4)
Lacy B. Herrmann          Chairman of         Founder and Chairman of the Board, Aquila          11       Director or trustee,
New York, NY              the Board of        Management Corporation, the sponsoring                      Pimco Advisors VIT,
(05/12/29)                Trustees since      organization and parent of the Manager or                   Oppenheimer Quest
                          1987                Administrator and/or Adviser or Sub-Adviser                 Value Funds Group,
                                              to each fund of the Aquila(SM) Group of                     Oppenheimer Small Cap
                                              Funds,(5) Chairman and Chief Executive                      Value Fund, Oppenheimer
                                              Officer and Manager of the Manager or                       Midcap Fund, and
                                              Administrator and/or Advisor or Sub-Adviser                 Oppenheimer Rochester
                                              to each since 2003, and Founder, Chairman                   Group of Funds.
                                              of the Board of Trustees and (currently or
                                              until 1998) President of each since its
                                              establishment, beginning in 1984; Director
                                              of the Distributor since 1981 and formerly
                                              Vice President or Secretary, 1981-1998;
                                              Trustee Emeritus, Brown University and the
                                              Hopkins School; active in university, school
                                              and charitable organizations.

Diana P. Herrmann         Trustee since       Vice Chair of Aquila Management                     6       None
New York, NY              1995, President     Corporation, Founder of the Aquila(SM) Group
(02/25/58)                since 1999,         of Funds and parent of the Manager, since
                          and Vice Chair      2004, President and Chief Operating Officer
                          since 2004          since 1997, a Director since 1984, Secretary
                                              since 1986 and previously its Executive
                                              Vice President, Senior Vice President or
                                              Vice President, 1986-1997; Vice Chair since
                                              2004 and President, Chief Operating Officer
                                              and Manager of the Manager since 2003; Vice
                                              Chair, President, Senior Vice President or
                                              Executive Vice President of funds in the
                                              Aquila(SM) Group of Funds since 1986;
                                              Director of the Distributor since 1997;
                                              trustee, Reserve Money-Market Funds, 1999-
                                              2000 and Reserve Private Equity Series,
                                              1998-2000; active in mutual fund and trade
                                              organizations and in charitable and
                                              volunteer organizations.

NON-INTERESTED TRUSTEES
Thomas A. Christopher     Trustee since       Vice President of Robinson, Hughes &                1       None
Danville, KY              1992                Christopher, C.P.A.s, P.S.C., since 1977;
(12/19/47)                                    President, A Good Place for Fun, Inc., a
                                              sports facility, since 1987.

Douglas Dean              Trustee since       Founder and Chairman of the Board of                1       None
Lexington, KY             1987                Directors, Dean, Dorton & Ford P.S.C., a
(03/21/49)                                    public accounting firm, since 1982; active
                                              as an officer and member of various
                                              charitable and community organizations.

Carroll F. Knicely        Trustee since       President, Associated Publications Inc,             1       West Kentucky
Glasgow, KY               1998                Glasgow, Kentucky; director and member,                     Corporation; South Gate
(12/08/28)                                    Executive Board of West Kentucky                            Plaza, Inc.; Knicely and
                                              Corporation and director and Secretary-                     Knicely, Inc.
                                              Treasurer, South Gate Plaza, Inc. (owner
                                              and developer of shopping centers and
                                              commercial real estate); director, Vice
                                              President and Treasurer, Knicely and
                                              Knicely, Inc. (owner and developer of rental
                                              properties and residential real estate);
                                              former trustee, Cambellsville University;
                                              formerly Secretary of Commerce and
                                              Commissioner of Commerce, Commonwealth of
                                              Kentucky.

Theodore T. Mason         Trustee since       Executive Director, East Wind Power                 6       Trustee, Pimco Advisors
New York, NY              1992                Partners LTD since 1994 and Louisiana                       VIT.
(11/24/35)                                    Power Partners, LLC since 1999; President,
                                              Alumni Association of SUNY Maritime
                                              College since 2002 (First Vice President,
                                              2000-2001, Second Vice President, 1998-
                                              2000) and director of the same organization
                                              since 1997; Director, STCM Management
                                              Company, Inc., since 1973; twice national
                                              officer of Naval Reserve Association,
                                              commanding officer of four naval reserve
                                              units and Captain, USNR (Ret); director, The
                                              Navy League of the United States New York
                                              Council since 2002; trustee, The Maritime
                                              Industry Museum at Fort Schuyler and the
                                              Maritime College at Fort Schuyler
                                              Foundation, Inc. since 2000.

Anne J. Mills             Trustee since       President, Loring Consulting Company since          4       None
Castle Rock, CO           1987                2001; Vice President for Business Affairs,
(12/23/38)                                    Ottawa University, 1992-2001; IBM
                                              Corporation, 1965-1991; Budget Review
                                              Officer, the American Baptist
                                              Churches/USA, 1994-1997; director, the
                                              American Baptist Foundation; Trustee,
                                              Ottawa University; and Trustee Emerita,
                                              Brown University.

William J. Nightingale    Trustee since       Retired; formerly Chairman, founder (1975)          2       Ring's End, Inc.
Rowayton, CT              1993                and Senior Advisor until 2000 of Nightingale
(09/16/29)                                    & Associates, L.L.C., a general management
                                              consulting firm focusing on interim
                                              management, divestitures, turnaround of
                                              troubled companies, corporate restructuring
                                              and financial advisory services.

James R. Ramsey           Trustee since       President, University of Louisville since           1       Community Bank and
Louisville, KY            1987                Nov. 2002; Professor of Economics,                          Trust, Pikeville, KY
(11/14/48)                                    University of Louisville, 1999-present;
                                              Kentucky Governor's Senior Policy
                                              Advisor and State Budget Director,
                                              1999-2002; Vice Chancellor for Finance
                                              and Administration, the University of
                                              North Carolina at Chapel Hill, 1998 to
                                              1999; previously Vice President for
                                              Finance and Administration at Western
                                              Kentucky University, State Budget
                                              Director for the Commonwealth of
                                              Kentucky, Chief State Economist and
                                              Executive Director for the Office of
                                              Financial Management and Economic
                                              Analysis for the Commonwealth of
                                              Kentucky, Adjunct Professor at the
                                              University of Kentucky, Associate
                                              Professor at Loyola University-New
                                              Orleans and Assistant Professor at
                                              Middle Tennessee State University.

OFFICERS

Charles E. Childs, III    Executive Vice      Executive Vice President of all Funds since        N/A      N/A
New York, NY              President since     2003; Senior Vice President, corporate
(04/01/57)                2003                development, formerly Vice President,
                                              Assistant Vice President and Associate
                                              of the Manager's parent since 1987;
                                              Senior Vice President, Vice President or
                                              Assistant Vice President of the
                                              Money-Market Funds since 1988.

Thomas S. Albright        Senior Vice         Senior Vice President and Portfolio                N/A      N/A
Louisville, KY            President since     Manager, Churchill Tax-Free Fund of
(07/26/52)                2000                Kentucky since July 2000; Vice President
                                              and Co-portfolio manager, Tax-Free Fund
                                              For Utah since 2001; Vice President and
                                              Portfolio Manager, Banc One Investment
                                              Advisors, Inc., 1994-2000.

Jerry G. McGrew           Senior Vice         President of the Distributor since 1998,           N/A      N/A
New York, NY              President since     Registered Principal since 1993, Senior Vice
(06/18/44)                1994                President, 1997-1998 and Vice President,
                                              1993-1997; Senior Vice President, Aquila
                                              Rocky Mountain Equity Fund and five
                                              Aquila Bond Funds since 1995; Vice
                                              President, Churchill Cash Reserves Trust,
                                              1995-2001.

James M. McCullough       Vice President      Senior Vice President or Vice President of         N/A      N/A
Portland, OR              since 2000          Aquila Rocky Mountain Equity Fund and
(06/11/45)                                    four Aquila Bond Funds; Senior Vice
                                              President of the Distributor since 2000;
                                              Director of Fixed Income Institutional
                                              Sales, CIBC Oppenheimer & Co. Inc., Seattle,
                                              WA, 1995-1999.

Jason T. McGrew           Vice President      Vice President, Churchill Tax-Free Fund of         N/A      N/A
Elizabethtown, KY         since 2001          Kentucky since 2001, Assistant Vice
(08/14/71)                                    President, 2000-2001; Investment Broker
                                              with Raymond James Financial Services
                                              1999-2000 and with J.C. Bradford and
                                              Company 1997-1999; Associate Broker at
                                              Prudential Securities 1996-1997.

Joseph P. DiMaggio        Chief Financial     Chief Financial Officer of the Aquila(SM)          N/A      N/A
New York, NY              Officer since       Group of Funds since 2003 and Treasurer
(11/06/56)                2003 and            since 2000; Controller, Van Eck Global
                          Treasurer Since     Funds, 1993-2000.
                          2000

Edward M. W. Hines        Secretary since     Partner, Hollyer Brady Smith & Hines LLP,          N/A      N/A
New York, NY              1987                legal counsel to the Fund, since 1989;
(12/16/39)                                    Secretary of the Aquila(SM) Group of Funds.

Robert W. Anderson        Assistant           Compliance Officer of the Manager or its           N/A      N/A
New York, NY              Secretary since     predecessor and current parent since 1998
(08/23/40)                2000                and Assistant Secretary of the Aquila(SM)
                                              Group of Funds since 2000; trustee,
                                              Alpha Strategies Fund since July, 2002;
                                              Consultant, The Wadsworth Group,
                                              1995-1998.

John M. Herndon           Assistant           Assistant Secretary of the Aquila(SM) Group        N/A      N/A
New York, NY              Secretary since     of Funds since 1995 and Vice President of
(12/17/39)                1995                the three Aquila Money-Market Funds since
                                              1990; Vice President of the Manager or its
                                              predecessor and current parent since 1990.

Lori A. Vindigni          Assistant           Assistant Treasurer of the Aquila(SM) Group        N/A      N/A
New York, NY              Treasurer since     of Funds since 2000; Assistant Vice
(11/02/66)                2000                President of the Manager or its predecessor
                                              and current parent since 1998; Fund
                                              Accountant for the Aquila(SM) Group of
                                              Funds, 1995-1998.

----------

(1)The  Fund's   Statement  of  Additional   Information   includes   additional
information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Churchill Tax-Free Fund of Kentucky, 380 Madison Avenue, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4) Mr. Herrmann is an interested person of the Fund as that term is defined in the 1940 Act as an officer of the Fund and a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Each is also an interested person as a member of the immediate family of the other.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax- Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 11 funds are called the "Aquila(SM) Group of Funds."

PRIVACY NOTICE (UNAUDITED)

OUR PRIVACY POLICY. in providing services to you as an individual who owns or is considering investing in shares of a fund of the Aquila(SM) Group of Funds, we collect certain nonpublic personal information about you.Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to your fund, such as the fund's transfer agent, distributor, investment adviser or sub-adviser and to our affiliates, as permitted or required by law, or as authorized by you. We also may disclose this information to another fund of the Aquila(SM) Group of Funds or its distributor, or to the broker-dealer that holds your fund shares, under agreements that permit them to use the information only to provide you information about your fund, other funds in the Aquila(SM) Group of Funds or new services we are offering which may be of interest to you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.



FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

     This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

     For the fiscal year ended December 31, 2003, $11,625,804 of dividends paid by Churchill Tax-Free Fund of Kentucky, constituting 99.972% of total dividends paid during fiscal 2003, were exempt-interest dividends.

     Prior to January 31, 2004, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 2003 CALENDAR YEAR.

INFORMATION AVAILABLE (UNAUDITED)

     Much of the information that the funds in the Aquila(sm) Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio of securities of your fund twice a year in the semi-annual and annual reports you receive. You should know, however, that we prepare, and have available, portfolio listings at the end of each quarter.

     Whenever you may be interested in seeing a listing of your trust's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

FOUNDER
   AQUILA MANAGEMENT CORPORATION

MANAGER
   AQUILA INVESTMENT MANAGEMENT LLC
   380 Madison Avenue, Suite 2300
   New York, New York 10017

BOARD OF TRUSTEES
   Lacy B. Herrmann, Chairman
   Thomas A. Christopher
   Douglas Dean
   Diana P. Herrmann
   Carroll F. Knicely
   Theodore T. Mason
   Anne J. Mills
   William J. Nightingale
   James R. Ramsey

OFFICERS
   Diana P. Herrmann, Vice Chair and President
   Thomas S. Albright, Senior Vice President
      and Portfolio Manager
   Jerry G. McGrew, Senior Vice President
   Jason T. McGrew, Vice President
   Joseph P. DiMaggio, Chief Financial Officer
      and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

CUSTODIAN
   BANK ONE TRUST COMPANY, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   760 Moore Road
   King of Prussia, Pennsylvania 19406

INDEPENDENT AUDITORS
   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.



ANNUAL
REPORT

DECEMBER 31, 2003

                                    CHURCHILL
                                TAX-FREE FUND OF
                                    KENTUCKY

                          A TAX-FREE INCOME INVESTMENT

[Logo of the Churchill Tax-Free Fund of Kentucky: a standing pegasus in a circle]

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                           AQUILA(SM) GROUP OF FUNDS


ITEM 2.  CODE OF ETHICS.

(a) As of December 31, 2003 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Fund's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Fund's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Fund's Code of Ethics that applies to the Fund's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Fund's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various areas, including the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit Fees - The aggregate fees billed for professional services rendered By the principal accountant for the audit of the Registrant's annual financial statements were $20,100 in 2003 and $19,500 in 2002.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $8,942 and $9,500 in 2003 and 2002, respectively, for return preparation.

d) All Other Fees - There were no additional fees plaid for audit and non-audit services other than those disclsed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation
S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years.

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) (a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHURCHILL TAX-FREE TRUST

By:  /s/  Lacy B. Herrmann
---------------------------------
Chairman of the Board
March 8, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Vice Chair and President
March 8, 2004


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer
March 8, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chairman of the Board
March 8, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
Vice Chair and President
March 8, 2004

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer
March  8, 2004



CHURCHILL TAX-FREE TRUST


EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment
Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.